Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

		December 31,	December 31,
As at	Note	2023	2022
Retirement assets	14	$83	$132
Interest rate swap contracts	13	—	12
Electricity swaps	23	18	—
Other		36	31
		$137	$175